Income Tax And Social Contribution	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Income Tax And Social Contribution
19	Income tax and social contribution
As an exempted company incorporated in the Cayman Islands, Vinci Partners Ltd is subject to Cayman Islands laws, which currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciation and there is no taxation in the nature of inheritance tax or estate duty or withholding tax applicable to us.
Vinci Partners Ltd subsidiaries, except for Vinci Partners Ltda, Vinci Capital Gestora Ltda and Vinci Soluções de Investimentos Ltda,. are taxed based on the deemed profit.
Vinci has tax losses and negative basis resulting from previous years and deferred income tax and social contribution credits are recognized since there is expectation of future tax results for these companies. The tax credit arising from the tax loss and negative basis under the taxable profit regime on December 31, 2022 is R$ 4,912 (R$ 2,494 on December 31, 2021).
No foreign subsidiaries presented net income for taxation of income and social contribution taxes in 2022, 2021 and 2020.
The income tax and social contribution charge on the results for the year can be summarized as follows:

	2022	2021	2020

Current income tax	(38,945)	(41,510)	(11,462)
Current social contribution	(14,199)	(15,260)	(31,204)

	(53,144)	(56,770)	(42,666)

Deferred income tax	683	5,546	(206)
Deferred social contribution	48	1,997	(574)

	731	7,543	(780)

Deferred tax balances

	12/31/2022	12/31/2021

Deferred tax assets

Tax losses	4,912	2,494

Leases	1,805	2,476

RSU	1,628	—

Interest expense on obligation for acquisition	550	—

Amortization on management Contracts	346	—

Total	9,241	4,970

Deferred tax liabilities

Financial revenue	(973)	(1,815)

Estimated revenue	(1,690)	(2,107)

Leases	(49)	—

Contingent consideration	(4,750)	—

Total Income Tax	(7,462)	(3,922)

Estimated revenue	(878)	(1,094)

Total (Taxes and contribution)	(878)	(1,094)

Total deferred tax liabilities	(8,340)	(5,016)

Movements	Tax losses	Leases	RSU	Other (*)	Total

Deferred tax assets

As at December 31, 2020	2,769	1,799	—	—	4,568

to profit and loss	(275)	677	—	—	402

As at December 31, 2021	2,494	2,476	—	—	4,970

to profit and loss	2,418	(671)	1,628	896	4,271

As at December 31, 2022	4,912	1,805	1,628	896	9,241

(*)	Comprises deferred taxes related to interest expense on obligation for ownership acquisition and amortization on management Contracts

Movements	Financial Revenue	Estimated Revenue	Leases	Contingent consideration	Total

Deferred tax liabilities
As at December 31, 2020	(7,842)	(4,554)	(224)	—	(12,620)

to profit and loss	6,027	1,353	224	—	7,604

As at December 31, 2021	(1,815)	(3,201)	—	—	(5,016)

to profit and loss	842	633	(49)	(4,750)	(3,324)

As at December 31, 2022	(973)	(2,568)	(49)	(4,750)	(8,340)

(a)	Tax effective rate

	2022	2021	2020

Profit (loss) before income taxes	271,814	257,842	212,600
Combined statutory income taxes rate - %	34%	34%	34%

Income tax benefit (expense) at statutory rates	(92,417)	(87,666)	(72,284)
Reconciliation adjustments:
Expenses not deductible	(214)	(392)	(93)
Tax benefits	282	825	440
Share based payments	(297)	(371)	—
Effect of presumed profit of subsidiaries (i) and offshore subsidiaries	40,220	38,279	28,435

Other additions (exclusions), net	13	98	56

Income taxes expenses	(52,413)	(49,227)	(43,446)
Current	(53,144)	(56,770)	(42,666)
Deferred	731	7,543	(780)

Effective rate	19%	19%	20%

(i)
Brazilian tax law establishes that companies that generate gross revenues of up to R$ 78,000 in the prior fiscal year may calculate income taxes as a percentage of gross revenue, using the presumed profit income tax regime. The Entity’s subsidiaries adopted this tax regime and the effect of the presumed profit of subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries.